Goodwill and Intangible assets - Future Amortization of Finite Lived Intangible Assets (Detail) - Mar. 31, 2025 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	₨ 17,983.1	$ 210.5
2027	16,152.7	189.1
2028	14,504.0	169.8
2029	13,541.9	158.5
2030	5,120.9	59.9
Thereafter	176,979.0	2,071.6
Total	₨ 244,281.6	$ 2,859.4